Commitments and contingencies (Details)	1 Months Ended			12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2015 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other commitments
2021				$ 686,118,175
2022				539,016,446
2023				322,744,149
2024				130,318,825
2025 and thereafter				9,860,817
Total				1,688,058,412
Mechanic's Liens [Member]
Other commitments
Loss Contingency, Damages Sought, Value		$ 8,000,000.0
421 Kent Development, LLC [Member]
Other commitments
Payments to pursuant negotiated settlements and claims				1,300,000
Loss Contingency, Damages Sought, Value		$ 22,000,000.0
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee				$ 2,306,911,350	$ 2,617,194,854
Real Estate Ownership Period				six to twelve months
Payments to satisfy guarantee obligations				$ 4,557,522	1,782,038	$ 1,659,652
Provisions for Guarantee				0
Maximum exposure to credit loss				$ 250,425,294	$ 202,115,765
Number of equity method investees for whom financial guarantees provided | item				3
Beijing Huiju and Qingdao Huiju's joint and several liability
Other commitments
Loss Contingency, Damages Sought, Value	$ 230,900,000
Court cost	$ 1,167,369
XIN Development Management East, LLC [Member] | Wanks Adams Slavin Associates LLP [Member]
Other commitments
Gain Contingency, Unrecorded Amount			$ 8,000,000
Loss Contingency, Damages Sought, Value			2,000,000.0
XIN Development Management East, LLC [Member] | Wanks Adams Slavin Associates LLP [Member] | Minimum [Member]
Other commitments
Gain Contingency, Unrecorded Amount			$ 10,000,000.0